U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


           Read instructions at end of Form before preparing Form.
                            Please print or type.


1. Name and address of issuer:

   Van Kampen American Capital Life Investment Trust
   One Parkview Plaza
   Oakbrook Terrace, Illinois  60181


2. Name of each series or class of funds for which this notice is filed:

   Enterprise Portfolio
   Domestic Income Portfolio
   Government Portfolio
   Money Market Portfolio
   Asset Allocation Portfolio
   Emerging Growth Portfolio
   Global Equity Portfolio
   Real Estate Securities Portfolio
   Growth and Income Portfolio



3. Investment Company Act File Number:  811-04424

   Securities Act File Number:  33-00628


4. Last day of fiscal year for which this notice is filed: December 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
   declaration:     [    ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the
   fiscal year:       - 0 -


8. Number and amount of securities registered during the fiscal year other
   than pursuant to rule 24f-2:       - 0 -


9. Number and aggregate sale price of securities sold during the fiscal year:
   Shares were sold to and registration fees paid by registered separate accounts. - 0 -

   * Shares were sold to and registration fees paid by registered separate accounts.


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: - 0 -



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): - 0 -


12.      Calculation of registration fee:
(i)      Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):         $   - 0 -
                                                                                                                          ---------
(ii)     Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):   +   - 0 -
                                                                                                                          ---------
(iii)    Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):                        -   - 0 -
                                                                                                                          ---------
(iv)     Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
         to rule 24e-2 (if applicable):                                                                                   +   - 0 -
                                                                                                                          ---------
(v)      Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i),
         plus line (ii), less line (iii), plus line (iv)] (if applicable):                                                    - 0 -
                                                                                                                          ---------
(vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
         Instruction C.6):                                                                                                /    3300
                                                                                                                          ---------
(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:                                                          $   - 0 -
                                                                                                                          =========
Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
    Informal and Other Procedures (17 CFR 202.3a).                [   ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Nicholas Dalmaso
                               Nicholas Dalmaso
                               Assistant Secretary


Date: February 28, 1997

*Please print the name and title of the signing officer below the signature.